Reconciliation of expenses with pension obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Subtotal	R$ 112,400	R$ 158,344	R$ 192,601
Expenses capitalized in assets	(4,118)	(4,904)	(6,022)
Other	5,527	5,841	8,040
Pension plan obligations (Note 29)	113,809	159,281	194,619
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	23,247	25,776	40,073
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	66,587	110,810	130,067
Sabesprev Mais Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	22,406	21,700	22,461
V I V E S T Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 160	R$ 58